Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Blue Owl Digital Infrastructure Trust
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56758
Entity Tax Identification Number	33-5055663
Entity Address, Address Line One	37th Floor
Entity Address, Address Line Two	150 N Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	888
Local Phone Number	215-2015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002069692